RELATED PARTIES (Details Narrative) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2024	Feb. 22, 2024	Dec. 21, 2023	Feb. 22, 2023	Feb. 22, 2023	Dec. 29, 2022	Dec. 29, 2022	Jun. 03, 2022	Jun. 03, 2022	Feb. 07, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 15, 2024	Apr. 18, 2023
Related Party Transaction [Line Items]
Deferred offering costs															$ 629,929
Principal amount increae															165,000
Due to related party											$ 433,004		$ 433,004		174,837
Fees for services											30,000	$ 30,000	90,000	$ 90,000	120,000	3,871
Outstanding amount of service fee															13,871
Unsecured promissory note	$ 400,000							$ 150,000	$ 150,000
Annual website service fees		$ 537		$ 784	$ 784						134	$ 198	425	$ 436	784	0
Administrative expense outstanding											103,871		103,871
Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount increae			$ 165,000												165,000		$ 715,000
[custom:AmountDrawdownsUsedForExtensionPayments]			715,000
Extension Note [Member]
Related Party Transaction [Line Items]
Principal amount increae			165,000														$ 715,000
[custom:AmountDrawdownsUsedForExtensionPayments]			$ 715,000
Related Party [Member]
Related Party Transaction [Line Items]
Principal amount increae											423,167		423,167		165,000
Due to related party															174,837	$ 9,837
Related Party [Member] | Extension Note [Member]
Related Party Transaction [Line Items]
Principal amount increae											220,000		220,000		165,000
Sponsor [Member]
Related Party Transaction [Line Items]
Loan borrowed											0		0		0
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Loan borrowed											$ 203,167		203,167		0
Maximum borrowing capacity	$ 400,000
AlphaVest Holding, LP [Member] | Peace Capital Limited [Member]
Related Party Transaction [Line Items]
Transferred shares																		1,035,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued						40,500	40,500
Founder Shares [Member]
Related Party Transaction [Line Items]
Deferred offering costs										$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Selling general and administrative expense													$ 10,000		$ 10,000
Common Stock [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Common Stock [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters										225,000
Common Stock [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued										1,725,000